NATIONWIDE MUTUAL FUNDS
Nationwide Portfolio Completion Fund

Supplement dated April 29, 2016
to the Prospectus dated March 1, 2016

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, Steve Jeneste is no longer a Portfolio Manager on the Fund.  Therefore, all references to, and information regarding, Steve Jeneste in the Prospectus are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE